Impairment and result on disposal of non-current assets	12 Months Ended
Dec. 31, 2025
Impairment And Result On Disposal Of Non-current Assets
Impairment and result on disposal of non-current assets

12. Impairment and result on disposal of non-current assets

Year ended December 31,	Notes	2025	2024	2023
Newfoundland and Labrador	12(a)	(1,745)	(540)	–
Goodwill allocated to nickel operations in Canada	12(a)	(1,735)	–	–
Thompson	12(a)	(98)	(1,405)	–
Sol do Cerrado solar park		–	(265)	–
Impairment		(3,578)	(2,210)	–

Result of disposals of non-current assets, net and others	13, 15 and 31	(1,021)	2,511	(266)
Impairment and result on disposals of non-current assets, net		(4,599)	301	(266)

The Company tested the recoverability of the cash-generating units ("CGUs") for which impairment indicators were identified and, then, tested the recoverability of the CGUs and group of CGUs for which goodwill has been allocated. The recoverable amount of each CGU under the Company’s impairment test was assessed using the fair value less costs of disposal model (“FVLCD”), through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy, taking into consideration offers and purchase agreements, when applicable.

The cash flows were projected in real terms and discounted using a post-tax discount rate expressed in real terms, representing an estimate of the rate a market participant would apply, considering the time value of money and the specific risk of the asset. The Company used the weighted average cost of capital (“WACC”) of the mining segment as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operate.

Climate change

The potential financial impacts of climate change and the transition to a low-carbon economy were considered in the assessment of the Company’s critical accounting estimates, including indicators of impairment, such as: (i) Decreases in the demand for the Company’s commodities, due to policy, regulatory (including carbon pricing mechanisms), legal, technological, market or societal responses to climate change; (ii) physical impacts related to risks resulting from increased frequency or severity of extreme weather events, and those related to chronic risks resulting from longer-term changes in climate patterns; and (iii) investments related to decarbonization.

Additionally, Vale included, in note 17, a sensitivity analysis on the measurement of the recoverable amount of certain CGUs, considering certain climate-related risks and opportunities.

a) Impairment of Vale Base Metals' assets

In the last quarter of 2025, the Company completed and approved its strategic plan process, which includes a review of the key assumptions used in the Company’s long-term projections. The conclusion of this process indicated a reduction ranging from 11% to 21% in the projected nickel prices, mainly due to the oversupply in the global nickel market, which was considered as an impairment trigger for the nickel CGUs. Thus, Vale carried out impairment tests for the nickel CGUs.

After performing the impairment tests for nickel CGUs individually, the Company carried out an impairment test for the group of nickel CGUs in Canada, to which goodwill has been allocated.

The Company did not identify any impairment indicators associated with the Copper CGUs.

2025 impairment test for the nickel assets (excluding goodwill)

The key assumptions used in the tests, which led to the recognition of an impairment loss in the amount of US$1,745 in the CGU Vale Newfoundland and Labrador, located in Canada, are presented in the table below:

	VNL (i)	Vale Canada Limited (ii)	Onça Puma (iii)	PTVI (iv)
Carrying amount after the impairment loss, when applicable	786	4,830	1,631	1,769
Impairment testing results	Impairment loss in the amount of US$1,745.	The recoverable amount of the CGU is higher than the carrying amount. Therefore, there is no impairment to be recognized.	The recoverable amount of the CGU is higher than the carrying amount. Therefore, there is no impairment to be recognized.	The recoverable amount of the investment is higher than the carrying amount. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD	FVLCD	FVLCD
Discount rate	6.5%	6.5%	7.3%	6.8%
Period of cash flow projections	2049	2049	2069	2064
Range of nickel forecasted prices	US$/t 16,100 – 18,000	US$/t 16,100 – 18,000	US$/t 16,100 – 18,000	US$/t 16,100 – 18,000

(i) Includes the operations of Vale Newfoundland and Labrador, which comprise two nickel mines, a concentrator plant, and a refinery.

(ii) Includes the operations of Vale Canada Limited, which comprise six nickel mines, a concentrator plant, one smelter, and four refineries.

(iii) Includes the operations of Mineração Onça Puma, which comprise a nickel mine and two furnaces.

(iv) Includes Vale’s 33.88% interest in PT Vale Indonesia (note 30).

2024 impairment test for the nickel assets (excluding goodwill)

At the end of the 2024 fiscal year, the Company identified impairment indicators related to the nickel operations in Thompson and Newfoundland and Labrador, both located in Canada. For both tests, the key assumptions used were:

	Vale Canada Limited	VNL
Carrying amount after the impairment loss, if applicable	4,196	2,405
Impairment testing results	Impairment loss in the amount of US$1,405.	Impairment loss in the amount of US$540.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.0%	5.0%-6.0%
Period of cash flow projections	2035	2049
Range of nickel forecasted prices	US$/t 16,662 – 21,000	US$/t 16,662 – 21,000

Nickel Operation in Thompson, Canada

Nickel concentrate is shipped from Thompson to be processed into finished and sealable material at another Vale Canada asset, and then sold and delivered to customers. Therefore, the assets associated with the Thompson operation are part of one of the CGUs related to the nickel operations of the subsidiary Vale Canada Limited. In January 2025, within the subsequent-events period for the financial statements for 2024, the Company initiated a strategic review to evaluate alternatives, including the potential sale, of the assets associated with the Thompson operation.

The Company reviewed the business plan for this operation according to the new strategy and measured the recoverable amount, which resulted in an impairment loss of US$1,405 presented in the income statement for the year ended December “reversal (impairment) and result on disposal of non-current assets, net”. The carrying amount of this CGU after the impairment loss was US$4,196 as of December 31, 2024.

Nickel Operation in Newfoundland and Labrador, Canada

Since 2015, the Company has been developing the Voisey’s Bay mine expansion project in the Vale Newfoundland and Labrador operation, a subsidiary of the Company that is considered a CGU. This project represented a significant shift from open-pit-only to two underground mining operations at Voisey's Bay site.

In December 2024, the expansion project was concluded, which was the beginning of its ramp-up phase. The Company identified operational challenges related to the production and processing ore extracted from the underground mines, resulting in the revision of production costs and sustaining investments for this CGU.

Due to the increase in operating and investment costs associated solely with this CGU, Vale considered it as a triggering event for impairment testing. The test resulted in an impairment loss of US$540 presented in the income statement as “reversal (impairment) and result on disposal of non-current assets, net”. The carrying amount of this CGU after the impairment loss was US$2,405 as of December 31, 2024.

Goodwill allocated to nickel CGUs in Canada

In 2006, the Company recorded goodwill arising from the acquisition of Inco Limited, current Vale Canada Limited, which is allocated to the Canadian nickel CGUs and whose recoverability is assessed annually.

In 2025, the impairment test resulted in an impairment loss of US$1,735, mainly due to the reduction in projected nickel prices. This loss represented the full write-off of the goodwill allocated to the Canadian nickel operations and is presented as “Impairment and result on disposal of non-current assets, net” in the income statement.

Year ended December 31,	2025	2024
Carrying amount after the impairment loss, when applicable	–	1,655
Impairment testing results	Impairment loss in the amount of US$1,735, corresponding to the full value of the goodwill	The recoverable amount of the CGUs is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.5%	5.0%-6.0%
Period of cash flow projections	2049	2035-2049
Range of nickel forecasted prices	US$/t 16,100 – 18,000	US$/t 16,662 – 21,000
Sensitivity of key assumptions	–	A 19.2% reduction in the long-term prices of all commodities or a 5.7% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.

b) Impairment of iron ore and pellet assets

The Company did not identify any changes in circumstances or indicators that could result in a reduction in the recoverable amount of the Iron Ore and Pellets CGU. Nevertheless, the Company performed the impairment test for the goodwill, as summarized below.

Goodwill allocated to iron ore and pellet operations

Includes the goodwill arising from the acquisition of iron ore businesses and the goodwill resulting from the merger of Valepar into Vale S.A. in 2017.

Year ended December 31,	2025	2024
Carrying amount after the impairment loss, if applicable	1,297	1,152
Impairment testing results	The recoverable amount of the operating segment is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.	The recoverable amount of the operating segment is higher than the carrying amount, including goodwill. Therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.3%	7.2%
Period of cash flow projections	2055	2054
Range of iron ore forecasted prices	US$/t 78 – 91	US$/t 78 – 95
Sensitivity of key assumptions	A 23% reduction in the long-term prices of all commodities or a 48% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.	A 25% reduction in the long-term prices of all commodities or a 57% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.

c) Gains (losses) arising of the purchase and sale of non-current assets (note 31)

In the past few years, the Company has invested and divested on assets, as detailed in note 31 to these financial statements. The result of part of these transactions is presented as “Impairment and result on disposal of non-current assets, net”, as summarized below:

•	Divestment on Aliança Geração de Energia S.A. (note 31a) – In March 2025, the Company signed a binding agreement with Global Infrastructure Partners for the sale of 70% of its stake in Aliança and the energy assets of Sol do Cerrado solar plant and Risoleta Neves hydroelectric plant. As a result, the related assets and liabilities were classified as held for sale and Vale recognized an impairment loss in the amount of US$117 in the income statement for the year ended 2025 as "Impairment and result on disposal of non-current assets, net". In September 2025, the Company concluded the transaction for the amount of US$871 and a additional loss of US$89 in the income statement for the year ended 2025 as "Impairment and result on disposal of non-current assets, net", and lost control over Aliança.
•	Purchase of equity interest in Anglo American Minério de Ferro Brasil S.A. (note 31b) – In December 2024, the Company concluded the purchase of 15% interest in Anglo American Minério de Ferro Brasil S.A., the company that currently owns the Minas-Rio complex, in Brazil. As part of the consideration transferred for the equity interest acquired, Vale contributed with Serra da Serpentina iron ore resources in the amount of US$750 and recognized a gain of US$626 in the income statement for the year ended 2024 as “Impairment and result on disposal of non-current assets, net” due to the difference between the fair value and the carrying amount of the iron ore resources of Serra da Serpentina. This gain was recognized to the extent of the other investor’s interest in the investee.
•	Divestment on Vale Oman Distribution Center (note 31c) – In September 2024, the Company concluded the sale of 50% equity interest in Vale Oman Distribution Center for US$600 million, reducing Vale’s stake from 100% to 50% and changing its status from a subsidiary to a joint venture. As a result of the transaction, the Company recognized a gain of US$1,222 in the income statement for the year ended 2024 as "Impairment and result on disposal of non-current assets, net". This gain is due to (i) the result of the sale of the equity interest in the amount of US$555, (ii) the result of the remeasurement to fair value of the remaining interest in the amount of US$555, and (iii) the reclassification to income statement of the cumulative translation adjustments in the amount of US$112.
•	Divestment on PT Vale Indonesia Tbk (note 31d) – In June 2024, the Company reduced its interests in PTVI in approximately 10.5%, changing its status from a subsidiary to an associate. As result, the Company recognized a gain of US$1,059 in the income statement for the year ended 2024, as "Impairment and result on disposal of non-current assets, net". This gain is due to the reclassification of cumulative translation adjustments of US$1,063 and the gain on remeasurement of the interest retained at fair value of the US$657, net of the loss on the reduction in PTVI stake in the amount of US$661.
Accounting policy

Impairment of non-financial assets - Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. The VIU model is determined as the present value of the estimated future cash flows expected to arise from the asset's continued use in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different from those used in calculating fair value, and consequently, the VIU calculation is likely to give a different result to an FVLCD calculation.

Assets with an indefinite useful life and are not subject to amortization are tested annually for impairment.

To assess impairment, assets are grouped at the lowest levels for which there are separately identifiable CGU. Goodwill is allocated to CGU or CGU groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non-current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine whether an impairment trigger occurred and prepare the Company’s cash flows. Management uses the budgets approved as a starting point, and key assumptions are, but are not limited to: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the useful life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit.

These assumptions are susceptible to risks and uncertainties and may change the Company’s projection and therefore, may affect the recoverable value of assets.